Debt - Reconciliation to Consolidated Balance Sheets (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jul. 25, 2017 EUR (€)	Jun. 12, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt
Principal	$ 8,481,178,000				$ 7,956,842,000
Debt issuance cost, net	(95,511,000)				(108,328,000)
Premium	5,980,000				23,771,000
Swap	(15,088,000)				(9,123,000)
Total	$ 8,376,559,000				7,863,162,000
7.500% Senior Secured Notes due 2019
Debt
Stated interest rate on debt (as a percent)	7.50%	7.50%
5.500% Senior Secured Notes due 2020
Debt
Stated interest rate on debt (as a percent)	5.50%	5.50%
Senior Notes
Debt
Principal	$ 5,987,578,000				6,572,665,000
Debt issuance cost, net	(63,266,000)				(80,309,000)
Premium	5,980,000				23,771,000
Swap	(15,088,000)				(9,123,000)
Total	5,915,204,000				6,507,004,000
Senior Notes | 6.250% Senior Secured Notes due 2022
Debt
Principal	1,500,000,000				1,500,000,000
Debt issuance cost, net	(14,808,000)				(17,804,000)
Premium	0				0
Swap	(15,117,000)				(10,046,000)
Total	$ 1,470,075,000				$ 1,472,150,000
Stated interest rate on debt (as a percent)	6.25%	6.25%			6.25%
Senior Notes | 6.500% Senior Secured Notes due 2025
Debt
Principal	$ 1,100,000,000				$ 1,100,000,000
Debt issuance cost, net	(13,087,000)				(14,463,000)
Premium	0				0
Swap	0				0
Total	$ 1,086,913,000				$ 1,085,537,000
Stated interest rate on debt (as a percent)	6.50%	6.50%			6.50%
Senior Notes | 4.750% Senior Secured Notes due 2023
Debt
Principal	$ 1,019,405,000	€ 850,000,000			$ 895,985,000
Debt issuance cost, net	(10,804,000)				(11,068,000)
Premium	0				0
Swap	0				0
Total	$ 1,008,601,000				$ 884,917,000
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Senior Notes | 4.125% Senior Secured Notes due 2020
Debt
Principal	$ 839,510,000	€ 700,000,000			$ 737,870,000
Debt issuance cost, net	(5,855,000)				(7,405,000)
Premium	0				0
Swap	0				0
Total	$ 833,655,000				$ 730,465,000
Stated interest rate on debt (as a percent)	4.125%	4.125%			4.125%
Senior Notes | 5.625% Senior Secured Notes due 2020
Debt
Principal	$ 600,000,000				$ 600,000,000
Debt issuance cost, net	(4,233,000)				(6,046,000)
Premium	0				0
Swap	0				0
Total	$ 595,767,000				$ 593,954,000
Stated interest rate on debt (as a percent)	5.625%	5.625%			5.625%
Senior Notes | 4.750% Senior Secured Notes due 2020
Debt
Principal	$ 599,650,000	€ 500,000,000			$ 527,050,000
Debt issuance cost, net	(14,479,000)				(18,000,000)
Premium	0				0
Swap	0				0
Total	$ 585,171,000				$ 509,050,000
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Senior Notes | 7.500% Senior Secured Notes due 2019
Debt
Principal	$ 144,303,000			$ 500,000,000	$ 500,000,000
Debt issuance cost, net	0				(29,000)
Premium	3,708,000				20,733,000
Swap	220,000				1,190,000
Total	$ 148,231,000				$ 521,894,000
Stated interest rate on debt (as a percent)	7.50%	7.50%		7.50%	7.50%
Senior Notes | 5.500% Senior Secured Notes due 2020
Debt
Principal	$ 124,143,000				$ 124,143,000
Debt issuance cost, net	0				0
Premium	1,757,000				2,418,000
Swap	(191,000)				(267,000)
Total	$ 125,709,000				$ 126,294,000
Stated interest rate on debt (as a percent)	5.50%	5.50%			5.50%
Senior Notes | 5.350% Senior Secured Notes due 2023
Debt
Principal	$ 60,567,000				$ 60,567,000
Debt issuance cost, net	0				0
Premium	515,000				620,000
Swap	0				0
Total	$ 61,082,000				$ 61,187,000
Stated interest rate on debt (as a percent)	5.35%	5.35%			5.35%
Senior Notes | 6.625% Senior Secured Notes due 2018
Debt
Principal	$ 599,650,000	€ 500,000,000			$ 527,050,000
Debt issuance cost, net	(536,000)				(5,494,000)
Premium	0				0
Swap	0				0
Total	$ 599,114,000				$ 521,556,000
Stated interest rate on debt (as a percent)	6.625%	6.625%	6.625%		6.625%
Term loan | Term Loan Facility due 2023
Debt
Principal	$ 1,798,950,000		€ 1,500,000,000
Debt issuance cost, net	(13,589,000)
Premium	0
Swap	0
Total	1,785,361,000
Term loan | Term Loan Facilities due 2019
Debt
Principal					$ 843,280,000
Debt issuance cost, net					(3,728,000)
Premium					0
Swap					0
Total					839,552,000
Revolving Credit Facilities due 2021 | Revolving Credit Facilities due 2021
Debt
Principal	95,000,000				540,820,000
Debt issuance cost, net	(18,120,000)				(24,291,000)
Premium	0				0
Swap	0				0
Total	$ 76,880,000				516,529,000
Other | Other
Debt
Principal					77,000
Debt issuance cost, net					0
Premium					0
Swap					0
Total					$ 77,000